Guarantor Statements	6 Months Ended
Jun. 30, 2019
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Guarantor Statements

12 GUARANTOR STATEMENTS

On 27 July 2017, Unilever N.V. and Unilever Capital Corporation (UCC) filed a US Shelf registration, which is unconditionally and fully guaranteed, jointly and severally, by Unilever N.V., Unilever PLC and Unilever United States, Inc. (UNUS) and that superseded the NV and UCC US Shelf registration filed on 30 September 2014, which was unconditionally and fully guaranteed, jointly and severally, by NV, PLC and UNUS. UCC and UNUS are each indirectly 100% owned by the Unilever parent entities (as defined below). Of the US Shelf registration, US$11.0 billion of Notes were outstanding at 30 June 2019 (2018: US$11.0 billion; 2017: US$9.5 billion) with coupons ranging from 1.375% to 5.900%. These Notes are repayable between 5 May 2020 and 15 November 2032.

Provided below are the statements of comprehensive income, cash flow statements and balance sheets of each of the companies discussed above, together with the statement of comprehensive income, cash flow statement and balance sheet of non-guarantor subsidiaries. These have been prepared under the historical cost convention and, aside from the basis of accounting for investments at net asset value (equity accounting), comply in all material respects with International Financial Reporting Standards. The financial information in respect of NV, PLC and UNUS has been prepared with all subsidiaries accounted for on an equity basis. Information on NV and PLC is shown collectively as Unilever parent entities. The financial information in respect of the non-guarantor subsidiaries has been prepared on a consolidated basis.

Statement of comprehensive income Six months ended 30 June 2019 € million	Unilever Capital Corporation subsidiary issuer	Unilever parent entities(a)	Unilever United States Inc. subsidiary guarantor	Non- guarantor subsidiaries	Eliminations	Unilever Group
Turnover	–	–	–	26,126	–	26,126

Operating Profit	–	550	3	4,036	–	4,589
Net finance costs	1	(33)	(266)	(36)	–	(334)
Pensions and similar obligations	–	(1)	(11)	(5)	–	(17)
Other income	–	–	–	87	–	87
Net monetary gain arising from hyperinflationary economies	–	–	–	29	–	29

Profit before taxation	1	516	(274)	4,111	–	4,354
Taxation	–	(92)	–	(1,053)	–	(1,145)

Net profit before subsidiaries	1	424	(274)	3,058	–	3,209
Equity earnings of subsidiaries	–	2,582	552	(1,041)	(2,093)	–

Net Profit	1	3,006	278	2,017	(2,093)	3,209

Attributed to:
Non-controlling interests	–	–	–	203	–	203
Shareholders’ equity	1	3,006	278	1,814	(2,093)	3,006

Other comprehensive income	–	3	78	349	–	430

Total comprehensive income	1	3,009	356	2,366	(2,093)	3,639

(a)

The term ‘Unilever parent entities’ includes Unilever N.V. and Unilever PLC. Though Unilever N.V. and Unilever PLC are separate legal entities, with different shareholder constituencies and separate stock exchange listings, they operate as nearly as practicable as a single economic entity. Debt securities issued by entities in the Unilever Group are fully and unconditionally guaranteed by both Unilever N.V. and Unilever PLC.

Statement of comprehensive income Six months ended 30 June 2018(b) € million	Unilever Capital Corporation subsidiary issuer	Unilever parent entities(a)	Unilever United States Inc. subsidiary guarantor	Non- guarantor subsidiaries	Eliminations	Unilever Group
Turnover	–	–	–	26,352	–	26,352

Operating Profit	–	523	(1)	4,007	–	4,529
Net finance costs	3	(53)	(190)	(33)	–	(273)
Pensions and similar obligations	–	(1)	(9)	(5)	–	(15)
Other income	–	–	–	88	–	88

Profit before taxation	3	469	(200)	4,057	–	4,329
Taxation	–	(13)	–	(1,087)	–	(1,100)

Net profit before subsidiaries	3	456	(200)	2,970	–	3,229
Equity earnings of subsidiaries	–	2,575	462	(1,427)	(1,610)	–

Net Profit	3	3,031	262	1,543	(1,610)	3,229

Attributed to:
Non-controlling interests	–	–	–	198	–	198
Shareholders’ equity	3	3,031	262	1,345	(1,610)	3,031

Other comprehensive income	–	74	(30)	(625)	–	(581)

Total comprehensive income	3	3,105	232	918	(1,610)	2,648

(a)

The term ‘Unilever parent entities’ includes Unilever N.V. and Unilever PLC. Though Unilever N.V. and Unilever PLC are separate legal entities, with different shareholder constituencies and separate stock exchange listings, they operate as nearly as practicable as a single economic entity. Debt securities issued by entities in the Unilever Group are fully and unconditionally guaranteed by both Unilever N.V. and Unilever PLC.

(b)	Restated following adoption of IFRS 16. Refer note 1 and note 9.

Balance Sheet As at 30 June 2019 € million	Unilever Capital Corporation subsidiary issuer	Unilever Parent entities(a)	Unilever United States Inc. Subsidiary guarantor	Non- guarantor subsidiaries	Eliminations	Unilever Group
Non-current assets
Goodwill and intangible assets	–	3,139	–	27,105	–	30,244
Deferred tax assets	–	–	–	1,376	–	1,376
Other non-current assets	–	131	2	15,187	–	15,320
Amounts due from group companies	15,126	11,287	–	–	(26,413)	–
Net assets of subsidiaries (equity accounted)	–	24,595	23,617	–	(48,212)	–

	15,126	39,152	23,619	43,668	(74,625)	46,940

Current assets
Amounts due from group companies	–	9,508	956	27,143	(37,607)	–
Trade and other current receivables	–	271	6	7,802	–	8,079
Current tax assets	–	22	–	243	–	265
Other current assets	21	1	–	9,223	–	9,245

	21	9,802	962	44,411	(37,607)	17,589

Total assets	15,147	48,954	24,581	88,079	(112,232)	64,529

Current liabilities
Financial liabilities	3,196	884	1	1,535	–	5,616
Amounts due to group companies	2,643	23,197	1,303	10,464	(37,607)	–
Trade payables and other current liabilities	88	331	12	13,960	–	14,391
Current tax liabilities	–	–	65	1,007	–	1,072
Other current liabilities	–	1	3	662	–	666

	5,927	24,413	1,384	27,628	(37,607)	21,745

Non-current liabilities
Financial liabilities	8,896	11,695	–	2,778	–	23,369
Amounts due to group companies	–	–	11,174	15,239	(26,413)	–
Pension and post-retirement healthcare liabilities:
Funded schemes in deficit	–	8	46	1,122	–	1,176
Unfunded schemes	–	82	379	956	–	1,417
Other non-current liabilities	–	161	11	3,254	–	3,426

	8,896	11,946	11,610	23,349	(26,413)	29,388

Total liabilities	14,823	36,359	12,994	50,977	(64,020)	51,133

Shareholders’ equity	324	12,595	11,587	36,416	(48,212)	12,710
Non-controlling interests	–	–	–	686	–	686

Total equity	324	12,595	11,587	37,102	(48,212)	13,396

Total liabilities and equity	15,147	48,954	24,581	88,079	(112,232)	64,529

(a)

The term ‘Unilever parent entities’ includes Unilever N.V. and Unilever PLC. Though Unilever N.V. and Unilever PLC are separate legal entities, with different shareholder constituencies and separate stock exchange listings, they operate as nearly as practicable as a single economic entity. Debt securities issued by entities in the Unilever Group are fully and unconditionally guaranteed by both Unilever N.V. and Unilever PLC.

Balance Sheet Year ended 31 December 2018(b) € million	Unilever Capital Corporation subsidiary issuer	Unilever Parent entities(a)	Unilever United States Inc. Subsidiary guarantor	Non- guarantor subsidiaries	Eliminations	Unilever Group
Non-current assets
Goodwill and intangible assets	–	3,058	–	26,435	–	29,493
Deferred tax assets	–	–	13	1,139	–	1,152
Other non-current assets	–	43	2	14,943	–	14,988
Amounts due from group companies	17,211	10,379	–	–	(27,590)	–
Net assets of subsidiaries (equity accounted)	–	22,125	22,427	–	(44,552)	–

	17,211	35,605	22,442	42,517	(72,142)	45,633

Current assets
Amounts due from group companies	–	11,883	5,413	33,032	(50,328)	–
Trade and other current receivables	–	156	4	6,322	–	6,482
Current tax assets	–	15	–	457	–	472
Other current assets	6	7	–	8,511	–	8,524

	6	12,061	5,417	48,322	(50,328)	15,478

Total assets	17,217	47,666	27,859	90,839	(122,470)	61,111

Current liabilities
Financial liabilities	2,381	35	2	1,195	–	3,613
Amounts due to group companies	4,895	25,010	3,127	17,296	(50,328)	–
Trade payables and other current liabilities	96	327	15	14,019	–	14,457
Current tax liabilities	–	–	72	1,373	–	1,445
Other current liabilities	–	2	–	633	–	635

	7,372	25,374	3,216	34,516	(50,328)	20,150

Non-current liabilities
Financial liabilities	9,525	10,787	–	2,813	–	23,125
Amounts due to group companies	–	–	13,290	14,300	(27,590)	–
Pension and post-retirement healthcare liabilities:
Funded schemes in deficit	–	7	136	1,066	–	1,209
Unfunded schemes	–	87	388	918	–	1,393
Other non-current liabilities	–	141	1	2,975	–	3,117

	9,525	11,022	13,815	22,072	(27,590)	28,844

Total liabilities	16,897	36,396	17,031	56,588	(77,918)	48,994

Shareholders’ equity	320	11,270	10,828	33,531	(44,552)	11,397
Non-controlling interests	–	–	–	720	–	720

Total equity	320	11,270	10,828	34,251	(44,552)	12,117

Total liabilities and equity	17,217	47,666	27,859	90,839	(122,470)	61,111

(a)

The term ‘Unilever parent entities’ includes Unilever N.V. and Unilever PLC. Though Unilever N.V. and Unilever PLC are separate legal entities, with different shareholder constituencies and separate stock exchange listings, they operate as nearly as practicable as a single economic entity. Debt securities issued by entities in the Unilever Group are fully and unconditionally guaranteed by both Unilever N.V. and Unilever PLC.

(b)	Restated following adoption of IFRS 16. Refer note 1 and note 9.

Cash flow statement Six months ended 30 June 2019 € million	Unilever Capital Corporation subsidiary issuer	Unilever parent entities(a)	Unilever United States Inc. subsidiary guarantor	Non- guarantor subsidiaries	Eliminations	Unilever Group
Net cash flow from operating activities	(1)	493	(24)	1,924	–	2,392

Net cash flow from /(used in) investing activities	2,454	(1,698)	4,366	(3,380)	(2,458)	(716)

Net cash flow from/(used in) financing activities	(2,437)	1,202	(4,342)	2,263	2,458	(856)

Net increase/(decrease) in cash and cash equivalents	16	(3)	–	807	–	820
Cash and cash equivalents at beginning of year	6	7	(1)	3,078	–	3,090
Effect of foreign exchange rates	(2)	(3)	–	(116)	–	(121)

Cash and cash equivalents at end of year	20	1	(1)	3,769	–	3,789

Cash flow statement Six months ended 30 June 2018(b) € million	Unilever Capital Corporation subsidiary issuer	Unilever parent entities(a)	Unilever United States Inc. subsidiary guarantor	Non- guarantor subsidiaries	Eliminations	Unilever Group
Net cash flow from operating activities	–	417	(13)	2,286	–	2,690

Net cash flow from /(used in) investing activities	(1,336)	(2,731)	(460)	2,516	570	(1,441)

Net cash flow from/(used in) financing activities	1,340	2,275	471	(4,195)	(570)	(679)

Net increase/(decrease) in cash and cash equivalents	4	(39)	(2)	607	–	570
Cash and cash equivalents at beginning of year	–	23	(1)	3,147	–	3,169
Effect of foreign exchange rates	7	18	–	47	–	72

Cash and cash equivalents at end of year	11	2	(3)	3,801	–	3,811

(a)

The term ‘Unilever parent entities’ includes Unilever N.V. and Unilever PLC. Though Unilever N.V. and Unilever PLC are separate legal entities, with different shareholder constituencies and separate stock exchange listings, they operate as nearly as practicable as a single economic entity. Debt securities issued by entities in the Unilever Group are fully and unconditionally guaranteed by both Unilever N.V. and Unilever PLC.

(b)	Restated following adoption of IFRS 16. Refer note 1 and note 9.